BALANCE SHEET COMPONENTS - Property Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jan. 01, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 493,739	$ 598,542
Less: accumulated depreciation	(213,714)	(218,074)
Property, plant and equipment, net	280,025	380,468
Manufacturing equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	185,536	300,089
Land and buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	148,808	151,763
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	85,536	89,215
Solar power systems
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,318	1,300
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	49,220	39,011
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,321	1,378
Construction-in-process
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 22,000	$ 15,786